_________________
                        RULE 24f-2 NOTICE
                       FOR PERRITT CAPITAL
                        GROWTH FUND, INC.
                       (File No. 33-16812)
                        December 26, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

           Re: Rule 24f-2 Notice for Perritt Capital Growth Fund,
               Inc., File Number 33-16812

Gentlemen:

          Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the undersigned submits the following Rule 24f-2 Notice:

          (1) This Rule 24f-2 Notice is filed for the fiscal year ended October 31, 1996.

          (2) - (3) No securities of the undersigned have ever been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2.

          (4) - (5) The amount of Common Stock, $.01 par value, sold pursuant to Rule 24f-2 during the fiscal year ended October 31, 1996, was $2,535,476.68 based on the actual aggregate sales price for such securities. The amount of Common Stock, $.01 par value, redeemed pursuant to Rule 24f-2 during the fiscal year ended October 31, 1996, was $1,412,289.65 based on the actual aggregate redemption price for such securities.

          Pursuant to Rule 24f-2(c) a check made payable to the Securities and Exchange Commission in the amount of $340.33, which represents the fee pursuant to Section 6(b) of the Securities Act of 1993 (.000303 x $1,123,207.03, which is the difference between the aggregate sales less the aggregate redemptions), has been enclosed.

                         Very truly yours,

                         PERRITT CAPITAL GROWTH FUND, INC.

                         By:______________________________
                            Allison Hearst, Secretary